Debt - Additional Information (Detail) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2020	Nov. 30, 2017	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Oct. 31, 2019	Apr. 30, 2019
Debt Instrument [Line Items]
Debt instrument, face amount		$ 560,000,000
Loss on extinguishment of debt						$ 7,100,000
Amortization of capitalized financing fees			$ 800,000	$ 900,000		2,900,000	$ 2,800,000
Proceeds from lines of credit						68,500,000	70,000,000
Outstanding borrowings repaid						$ 89,500,000	$ 20,000,000
First Lien Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, face amount		$ 430,000,000							$ 520,000,000	$ 450,000,000
Debt instrument, maturity date						Nov. 30, 2024
Debt instrument, principal pre-payment	$ 59,800,000
Debt instrument, interest rate			5.50%			5.50%
First Lien Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable interest rate		4.50%
Second Lien Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, face amount		$ 130,000,000
Debt instrument, maturity date						Nov. 30, 2025
Debt instrument, repayment of outstanding amount	$ 130,000,000
Second Lien Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable interest rate		8.50%
Revolving Credit Facility
Debt Instrument [Line Items]
Outstanding borrowings								$ 21,000,000
Proceeds from lines of credit						$ 68,500,000
Outstanding borrowings repaid					$ 89,500,000
Line of credit facility, maximum borrowing capacity			$ 89,500,000			89,500,000
Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Credit facility unused commitment fee percentage		0.25%
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Credit facility unused commitment fee percentage		0.50%
Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable interest rate		3.00%
Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable interest rate		4.50%
Standby Letter of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 500,000			$ 500,000